Accumulated Other Comprehensive Income (Loss) - Components of Accumulated Other Comprehensive Income (Loss) (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accumulated Other Comprehensive Income (Loss) [Line Items]
Amounts reclassified from accumulated other comprehensive (loss) income into earnings, Gains and Losses on Hedging Derivatives	$ (132)	$ 973	$ 9,880
Amounts reclassified from accumulated other comprehensive (loss) income into earnings, Adjustment to Early Retiree Medical Plan	(350)	(415)	(837)
AOCI reclassification impact on tax	0	400	5,800
AOCI reclassification impact on tax	(108)	(279)	$ (309)
Cost of Products Sold [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Amounts reclassified from accumulated other comprehensive (loss) income into earnings, Gains and Losses on Hedging Derivatives	(132)	973
Amounts reclassified from accumulated other comprehensive (loss) income into earnings, Adjustment to Early Retiree Medical Plan	(350)	(415)
AOCI reclassification impact on tax	0	400
AOCI reclassification impact on tax	$ (108)	$ (279)